Employee Benefit Plan, Fair Value Measurements (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	$ 59,947,072,836	$ 53,449,351,051
Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	12,168,215,644	11,517,434,578
Collective investment funds [Member] | Single manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	33,856,753,367	30,014,008,564
Collective investment funds [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	9,815,903,665	9,175,446,613
Collective investment funds [Member] | Stable value fund [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	127,950,637	121,310,346
Mutual funds [Member] | Single manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	1,798,785,402	1,578,497,672
Mutual funds [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	2,352,311,979	2,341,987,965
Company common stock [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	11,995,367,786	10,218,099,891
Fair value, inputs, level 1 [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	16,146,465,167	14,138,585,528
Fair value, inputs, level 1 [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	2,352,311,979	2,341,987,965
Fair value, inputs, level 1 [Member] | Collective investment funds [Member] | Single manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 1 [Member] | Collective investment funds [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 1 [Member] | Collective investment funds [Member] | Stable value fund [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 1 [Member] | Mutual funds [Member] | Single manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	1,798,785,402	1,578,497,672
Fair value, inputs, level 1 [Member] | Mutual funds [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	2,352,311,979	2,341,987,965
Fair value, inputs, level 1 [Member] | Company common stock [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	11,995,367,786	10,218,099,891
Fair value, inputs, level 2 [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	43,800,607,669	39,310,765,523
Fair value, inputs, level 2 [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	9,815,903,665	9,175,446,613
Fair value, inputs, level 2 [Member] | Collective investment funds [Member] | Single manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	33,856,753,367	30,014,008,564
Fair value, inputs, level 2 [Member] | Collective investment funds [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	9,815,903,665	9,175,446,613
Fair value, inputs, level 2 [Member] | Collective investment funds [Member] | Stable value fund [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	127,950,637	121,310,346
Fair value, inputs, level 2 [Member] | Mutual funds [Member] | Single manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 2 [Member] | Mutual funds [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 2 [Member] | Company common stock [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 3 [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 3 [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 3 [Member] | Collective investment funds [Member] | Single manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 3 [Member] | Collective investment funds [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 3 [Member] | Collective investment funds [Member] | Stable value fund [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 3 [Member] | Mutual funds [Member] | Single manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 3 [Member] | Mutual funds [Member] | Multi-manager strategy [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	0	0
Fair value, inputs, level 3 [Member] | Company common stock [Member]
EBP, Investment, Fair Value Measurements [Line Items]
Investments, at fair value	$ 0	$ 0